Prepayments and Other Receivables (Details) - USD ($)		12 Months Ended
	Apr. 17, 2026	Dec. 31, 2025	Jan. 26, 2026	Dec. 31, 2024
Prepayments and Other Receivables [Line Items]
Prepayment of related party		$ 5,735		$ 3,847
Amount drawn down at end		$ 2,000,000
Unsecured interest rate		15.00%
Repayable drawdown date		12 months
Outstanding principal receivable		$ 12,470,000
Credit loss
Forecast [Member]
Prepayments and Other Receivables [Line Items]
Oustanding balance	$ 12,399,452
Principal	12,000,000
Accrued interest	399,452
Outstanding principal receivable	12,000,000
Interest receivable	399,452
Loan Facility [Member]
Prepayments and Other Receivables [Line Items]
Loan facility		$ 12,000,000
Related Party [Member]
Prepayments and Other Receivables [Line Items]
Prepayment of related party				$ 45,044
Per Lenders [Member]
Prepayments and Other Receivables [Line Items]
Outstanding principal receivable	4,000,000
Per Lenders [Member] | Forecast [Member]
Prepayments and Other Receivables [Line Items]
Outstanding principal receivable	$ 4,000,000
Subsequent Event [Member]
Prepayments and Other Receivables [Line Items]
Remaining borrowings			$ 10,000,000